Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	£ 4,238	£ 4,243
Derivative financial instruments	4,392	4,286
Total financial liabilities carried at fair value	8,630	8,529
Level 1 £m
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	0	0
Derivative financial instruments	0	0
Total financial liabilities carried at fair value	0	0
Level 2 £m
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	4,221	4,226
Derivative financial instruments	4,285	4,168
Total financial liabilities carried at fair value	8,506	8,394
Level 3 £m
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss	17	17
Derivative financial instruments	107	118
Total financial liabilities carried at fair value	£ 124	£ 135